12 FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at fair value through profit or loss	R$ 5,398	R$ 4,854
Total current financial assets at amortised cost	5,814,613	5,270,745
Total current financial assets	5,820,011	5,275,599
Total non-current financial assets at fair value through profit or loss	51,503	2,279,189
Total non-current financial assets at amortised cost	1,794,362	1,535,256
Total non-current financial assets	1,845,865	3,814,445
Total financial assets at fair value through profit or loss	56,901	2,284,043
Total financial assets at amortised cost	7,608,975	6,806,001
Total financial assets	7,665,876	9,090,044
Total current financial liabilities at amortised cost	9,334,492	10,087,624
Total current financial liabilities	9,334,492	10,087,624
Total non-current financial liabilities at amortised cost	23,377,819	23,260,944
Total non-current financial liabilities	23,377,819	23,260,944
Total financial liabilities at amortised cost	32,712,311	33,348,568
Total financial liabilities	32,712,311	33,348,568
Borrowings And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Total current financial liabilities at amortised cost	5,152,234	5,681,797
Total current financial liabilities	5,152,234	5,681,797
Total financial liabilities at amortised cost	22,938,469	23,260,944
Total financial liabilities	22,938,469	23,260,944
Leases [Member]
Disclosure of detailed information about financial instruments [line items]
Total current financial liabilities at amortised cost	35,040
Total current financial liabilities	35,040
Total financial liabilities at amortised cost	439,350
Total financial liabilities	439,350
Trade payables
Disclosure of detailed information about financial instruments [line items]
Total current financial liabilities at amortised cost	3,012,654	3,408,056
Total current financial liabilities	3,012,654	3,408,056
Trade Payables - Drawee Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total current financial liabilities at amortised cost	1,121,312	65,766
Total current financial liabilities	1,121,312	65,766
Dividends And Interest On Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Total current financial liabilities at amortised cost	13,252	932,005
Total current financial liabilities	13,252	932,005
Cash And Cash Equivalants [Member]
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at amortised cost	1,088,955	2,248,004
Total current financial assets	1,088,955	2,248,004
Financial Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at amortised cost	2,633,173	895,713
Total current financial assets	2,633,173	895,713
Total non-current financial assets at amortised cost	95,719	7,772
Total non-current financial assets	95,719	7,772
Trade Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at amortised cost	2,047,931	2,078,182
Total current financial assets	2,047,931	2,078,182
Dividends Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at amortised cost	44,554	46,171
Total current financial assets	44,554	46,171
Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at fair value through profit or loss	1,364	351
Total current financial assets	1,364	351
Total non-current financial assets at fair value through profit or loss	4,203
Total non-current financial assets	4,203
Trading Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at fair value through profit or loss	4,034	4,503
Total current financial assets	4,034	4,503
Loans - Related Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Total current financial assets at amortised cost		2,675
Total current financial assets		2,675
Total non-current financial assets at amortised cost	846,300	706,605
Total non-current financial assets	846,300	706,605
Other Trade Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Total non-current financial assets at amortised cost	7,059	7,451
Total non-current financial assets	7,059	7,451
Compulsory Loan - Eletrobras [Member]
Disclosure of detailed information about financial instruments [line items]
Total non-current financial assets at amortised cost	845,284	813,428
Total non-current financial assets	845,284	813,428
Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Total non-current financial assets at fair value through profit or loss	47,300	2,279,189
Total non-current financial assets	R$ 47,300	R$ 2,279,189